Reserves - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ 230,190	₩ 276,143
Initial application of IFRS No. 9	(421,525)
Changes in unrealized fair value of equity investments	(139,226)	183,761
Reclassification upon disposal	45,737	(299,862)
Impairment of available-for-sale investments		96,083
Others	(10,476)	(25,935)
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ (295,300)	₩ 230,190